Supplemental guarantor consolidated balance sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and balances at central banks	$ 169,445	$ 192,817
Loans and advances to banks	14,792	15,480
Receivables from securities financing transactions	67,814	75,012
Cash collateral receivables on derivative instruments	35,032	30,514
Loans and advances to customers	387,220	397,761
Other financial assets measured at amortized cost	53,264	26,209
Total financial assets measured at amortized cost	727,568	737,794
Financial assets at fair value held for trading	107,866	130,821
of which: assets pledged as collateral that may be sold or repledged by counterparties	36,742	43,397
Derivative financial instruments	150,108	118,142
Brokerage receivables	17,576	21,839
Financial assets at fair value not held for trading	59,796	60,080
Total financial assets measured at fair value through profit or loss	335,347	330,882
Financial assets measured at fair value through other comprehensive income	2,239	8,844
Investments in subsidiaries and associates	1,101	1,243	$ 1,557
Property, equipment and software	12,288	12,888	13,109
Goodwill and intangible assets	6,267	6,378
Deferred tax assets	9,389	8,876
Other non-financial assets	10,166	10,277
Total assets	1,104,364	1,117,182	1,125,765
Liabilities
Amounts due to banks	11,596	13,101
Payables from securities financing transactions	4,202	5,533
Cash collateral payables on derivative instruments	36,436	31,798
Customer deposits	525,051	542,007
Debt issued measured at amortized cost	114,621	139,155
Other financial liabilities measured at amortized cost	9,575	9,001
Total financial liabilities measured at amortized cost	701,481	740,595
Financial liabilities at fair value held for trading	29,515	31,688
Derivative financial instruments	154,906	121,309
Brokerage payables designated at fair value	45,085	44,045
Debt issued designated at fair value	73,638	73,799
Other financial liabilities designated at fair value	30,237	30,074
Total financial liabilities measured at fair value through profit or loss	333,381	300,916
Provisions	3,243	3,518
Other non-financial liabilities	9,040	11,151
Total liabilities	1,047,146	1,056,180
Equity
Equity attributable to shareholders	56,876	60,662
Equity attributable to non-controlling interests	342	340
Total equity	57,218	61,002	59,765	$ 54,675
Total liabilities and equity	1,104,364	1,117,182
UBS AG (consolidated)
Assets
Cash and balances at central banks	169,445	192,817
Loans and advances to banks	14,671	15,360
Receivables from securities financing transactions	67,814	75,012
Cash collateral receivables on derivative instruments	35,033	30,514
Loans and advances to customers	390,027	398,693
Other financial assets measured at amortized cost	53,389	26,236
Total financial assets measured at amortized cost	730,379	738,632
Financial assets at fair value held for trading	108,034	131,033
of which: assets pledged as collateral that may be sold or repledged by counterparties	36,742	43,397
Derivative financial instruments	150,109	118,145
Brokerage receivables	17,576	21,839
Financial assets at fair value not held for trading	59,408	59,642
Total financial assets measured at fair value through profit or loss	335,127	330,659
Financial assets measured at fair value through other comprehensive income	2,239	8,844
Investments in subsidiaries and associates	1,101	1,243	1,557
Property, equipment and software	11,316	11,712	11,958
Goodwill and intangible assets	6,267	6,378
Deferred tax assets	9,354	8,839
Other non-financial assets	9,652	9,836
Total assets	1,105,436	1,116,145	1,125,327
Liabilities
Amounts due to banks	11,596	13,101
Payables from securities financing transactions	4,202	5,533
Cash collateral payables on derivative instruments	36,436	31,801
Customer deposits	527,171	544,834
Funding from UBS Group AG	56,147	57,295
Debt issued measured at amortized cost	59,499	82,432
Other financial liabilities measured at amortized cost	10,391	9,765
Total financial liabilities measured at amortized cost	705,442	744,762
Financial liabilities at fair value held for trading	29,515	31,688
Derivative financial instruments	154,906	121,309
Brokerage payables designated at fair value	45,085	44,045
Debt issued designated at fair value	71,842	71,460
Other financial liabilities designated at fair value	32,033	32,414
Total financial liabilities measured at fair value through profit or loss	333,382	300,916
Provisions	3,183	3,452
Other non-financial liabilities	6,489	8,572
Total liabilities	1,048,496	1,057,702
Equity
Equity attributable to shareholders	56,598	58,102
Equity attributable to non-controlling interests	342	340
Total equity	56,940	58,442	$ 58,073	$ 53,896
Total liabilities and equity	1,105,436	1,116,145
UBS AG (consolidated) | Elimination entries
Assets
Cash and balances at central banks	0
Loans and advances to banks	(50,441)	(51,245)
Receivables from securities financing transactions	(18,691)	(21,577)
Cash collateral receivables on derivative instruments	(11,856)	(10,518)
Loans and advances to customers	(31,233)	(26,188)
Other financial assets measured at amortized cost	(2,029)	(1,870)
Total financial assets measured at amortized cost	(114,250)	(111,397)
Financial assets at fair value held for trading	(1,848)	(2,156)
of which: assets pledged as collateral that may be sold or repledged by counterparties	(9,892)	(10,568)
Derivative financial instruments	(40,368)	(35,047)
Brokerage receivables	0	(7)
Financial assets at fair value not held for trading	(17,091)	(17,243)
Total financial assets measured at fair value through profit or loss	(59,308)	(54,454)
Financial assets measured at fair value through other comprehensive income	0
Investments in subsidiaries and associates	(53,255)	(53,038)
Property, equipment and software	(267)	(293)
Goodwill and intangible assets	5	28
Deferred tax assets	(16)
Other non-financial assets	4	(1)
Total assets	(227,087)	(219,154)
Liabilities
Amounts due to banks	(118,477)	(105,448)
Payables from securities financing transactions	(18,774)	(21,615)
Cash collateral payables on derivative instruments	(11,800)	(10,458)
Customer deposits	22,608	14,287
Funding from UBS Group AG	0
Debt issued measured at amortized cost	(173)	(73)
Other financial liabilities measured at amortized cost	(2,287)	(2,245)
Total financial liabilities measured at amortized cost	(128,903)	(125,551)
Financial liabilities at fair value held for trading	(1,570)	(2,046)
Derivative financial instruments	(40,363)	(35,063)
Brokerage payables designated at fair value	(7)	(1)
Debt issued designated at fair value	(110)	14
Other financial liabilities designated at fair value	(2,928)	(3,167)
Total financial liabilities measured at fair value through profit or loss	(44,977)	(40,263)
Provisions	(2)	(21)
Other non-financial liabilities	98	(33)
Total liabilities	(173,785)	(165,868)
Equity
Equity attributable to shareholders	(53,303)	(53,287)
Equity attributable to non-controlling interests	0
Total equity	(53,303)	(53,287)
Total liabilities and equity	(227,087)	(219,154)
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities
Assets
Cash and balances at central banks	48,689	53,839
Loans and advances to banks	39,691	39,681
Receivables from securities financing transactions	51,493	50,566
Cash collateral receivables on derivative instruments	35,594	29,939
Loans and advances to customers	90,168	101,458
Other financial assets measured at amortized cost	24,005	8,902
Total financial assets measured at amortized cost	289,641	284,385
Financial assets at fair value held for trading	95,810	116,370
of which: assets pledged as collateral that may be sold or repledged by counterparties	41,056	47,891
Derivative financial instruments	149,447	113,426
Brokerage receivables	9,763	14,563
Financial assets at fair value not held for trading	45,302	37,532
Total financial assets measured at fair value through profit or loss	300,321	281,891
Financial assets measured at fair value through other comprehensive income	1,953	1,007
Investments in subsidiaries and associates	54,323	54,204
Property, equipment and software	5,852	6,501
Goodwill and intangible assets	213	213
Deferred tax assets	1,624	936
Other non-financial assets	6,930	5,757
Total assets	660,856	634,894
Liabilities
Amounts due to banks	41,395	34,691
Payables from securities financing transactions	9,425	16,711
Cash collateral payables on derivative instruments	35,528	30,260
Customer deposits	98,628	101,093
Funding from UBS Group AG	56,147	57,295
Debt issued measured at amortized cost	50,706	73,045
Other financial liabilities measured at amortized cost	4,903	4,477
Total financial liabilities measured at amortized cost	296,733	317,572
Financial liabilities at fair value held for trading	25,059	25,711
Derivative financial instruments	153,778	116,588
Brokerage payables designated at fair value	32,346	30,497
Debt issued designated at fair value	71,444	70,660
Other financial liabilities designated at fair value	17,888	11,127
Total financial liabilities measured at fair value through profit or loss	300,514	254,584
Provisions	1,904	2,023
Other non-financial liabilities	1,630	1,799
Total liabilities	600,782	575,978
Equity
Equity attributable to shareholders	60,075	58,916
Total equity	60,075	58,916
Total liabilities and equity	660,856	634,894
UBS AG (consolidated) | UBS Switzerland AG (standalone)
Assets
Brokerage receivables	0
Financial assets measured at fair value through other comprehensive income	0
Goodwill and intangible assets	0
Deferred tax assets	276
Liabilities
Funding from UBS Group AG	0
Brokerage payables designated at fair value	0
Debt issued designated at fair value	0
Other financial liabilities designated at fair value	0
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities
Assets
Cash and balances at central banks	84,465	91,031
Loans and advances to banks	6,357	7,066
Receivables from securities financing transactions	903	5,438
Cash collateral receivables on derivative instruments	1,221	779
Loans and advances to customers	229,861	230,170
Other financial assets measured at amortized cost	9,532	6,828
Total financial assets measured at amortized cost	332,339	341,312
Financial assets at fair value held for trading	173	79
of which: assets pledged as collateral that may be sold or repledged by counterparties	0	0
Derivative financial instruments	5,925	4,199
Financial assets at fair value not held for trading	4,354	5,413
Total financial assets measured at fair value through profit or loss	10,453	9,691
Investments in subsidiaries and associates	33	37
Property, equipment and software	1,654	1,456
Other non-financial assets	1,768	2,424
Total assets	346,522	354,921
Liabilities
Amounts due to banks	37,123	33,453
Payables from securities financing transactions	247	526
Cash collateral payables on derivative instruments	1,518	153
Customer deposits	273,316	286,488
Debt issued measured at amortized cost	8,965	9,460
Other financial liabilities measured at amortized cost	2,221	2,477
Total financial liabilities measured at amortized cost	323,391	332,556
Financial liabilities at fair value held for trading	183	372
Derivative financial instruments	6,177	4,053
Total financial liabilities measured at fair value through profit or loss	6,360	4,425
Provisions	239	297
Other non-financial liabilities	1,019	1,278
Total liabilities	331,009	338,556
Equity
Equity attributable to shareholders	15,513	16,365
Total equity	15,513	16,365
Total liabilities and equity	346,522	354,921
UBS AG (consolidated) | Other subsidiaries
Liabilities
Debt issued measured at amortized cost	1
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities
Assets
Cash and balances at central banks	36,291	47,946
Loans and advances to banks	19,063	19,858
Receivables from securities financing transactions	34,110	40,585
Cash collateral receivables on derivative instruments	10,074	10,314
Loans and advances to customers	101,231	93,252
Other financial assets measured at amortized cost	21,880	12,377
Total financial assets measured at amortized cost	222,649	224,332
Financial assets at fair value held for trading	13,899	16,740
of which: assets pledged as collateral that may be sold or repledged by counterparties	5,578	6,073
Derivative financial instruments	35,106	35,567
Brokerage receivables	7,814	7,283
Financial assets at fair value not held for trading	26,843	33,940
Total financial assets measured at fair value through profit or loss	83,661	93,531
Financial assets measured at fair value through other comprehensive income	286	7,837
Investments in subsidiaries and associates	0	40
Property, equipment and software	4,077	4,048
Goodwill and intangible assets	6,050	6,138
Deferred tax assets	7,470	7,903
Other non-financial assets	951	1,656
Total assets	325,144	345,484
Liabilities
Amounts due to banks	51,555	50,405
Payables from securities financing transactions	13,303	9,910
Cash collateral payables on derivative instruments	11,191	11,845
Customer deposits	132,619	142,967
Other financial liabilities measured at amortized cost	5,554	5,057
Total financial liabilities measured at amortized cost	214,222	220,184
Financial liabilities at fair value held for trading	5,843	7,652
Derivative financial instruments	35,314	35,731
Brokerage payables designated at fair value	12,746	13,548
Debt issued designated at fair value	508	785
Other financial liabilities designated at fair value	17,074	24,454
Total financial liabilities measured at fair value through profit or loss	71,484	82,171
Provisions	1,041	1,153
Other non-financial liabilities	3,742	5,528
Total liabilities	290,490	309,036
Equity
Equity attributable to shareholders	34,313	36,108
Equity attributable to non-controlling interests	342	340
Total equity	34,655	36,448
Total liabilities and equity	$ 325,144	$ 345,484